Submission	Jan. 02, 2026
Submission [Line Items]
Central Index Key	0001940941
Registrant Name	mF International Limited
Registration File Number	333-292556
Form Type	F-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A